Matthews Asia Growth FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.6%
	Shares	Value
China/Hong Kong: 37.7%
Tencent Holdings, Ltd.	154,700	$13,181,926
Alibaba Group Holding, Ltd.	433,400	9,692,608
DiDi Global, Inc. ADR[b]	998,822	6,212,673
PDD Holdings, Inc. ADR[b]	45,601	6,027,084
Contemporary Amperex Technology Co., Ltd. A Shares	64,600	3,658,702
NAURA Technology Group Co., Ltd. A Shares	57,105	3,633,528
Xiaomi Corp. Class Bb,c,d	434,400	3,019,057
Tencent Music Entertainment Group ADR	123,099	2,873,131
Trip.com Group, Ltd. ADR	37,460	2,816,992
Hong Kong Exchanges & Clearing, Ltd.	48,400	2,747,695
Kuaishou Technology[c,d]	242,400	2,621,764
Jiangsu Hengrui Pharmaceuticals Co., Ltd. A Shares	254,000	2,551,273
Futu Holdings, Ltd. ADR	12,954	2,252,830
Innovent Biologics, Inc.[b,c,d]	179,000	2,228,753
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	62,800	2,170,232
WuXi AppTec Co., Ltd. H Shares[c,d]	137,200	2,099,180
Kingdee International Software Group Co., Ltd.[b]	880,000	1,973,380
Baidu, Inc. Class Ab	106,600	1,762,572
Kanzhun, Ltd. ADR[b]	74,913	1,749,968
Shanghai MicroPort MedBot Group Co., Ltd. H Shares[b]	454,500	1,684,462
Zhejiang Sanhua Intelligent Controls Co., Ltd.[b]	291,200	1,636,812
NetEase, Inc.	53,100	1,612,773
BYD Co., Ltd. H Shares	109,500	1,547,747
WuXi XDC Cayman, Inc.[b]	88,500	893,725
KE Holdings, Inc. A Shares	117,300	764,601
Jiangsu Hengli Hydraulic Co., Ltd. A Shares	54,200	730,545
Meituan Class Bb,c,d	48,000	641,221
Total China/Hong Kong		82,785,234

Japan: 22.4%
Sony Group Corp.	180,000	5,174,406
Mitsubishi UFJ Financial Group, Inc.	283,500	4,573,246
Tokyo Electron, Ltd.	23,800	4,218,954
Hitachi, Ltd.	142,100	3,764,665
Mitsubishi Electric Corp.	145,000	3,724,142
Shin-Etsu Chemical Co., Ltd.	85,900	2,812,670
ORIX Corp.	106,500	2,795,198
Daiichi Sankyo Co., Ltd.	115,600	2,601,025
ITOCHU Corp.	43,600	2,480,770
T&D Holdings, Inc.	93,700	2,290,378
Fujitsu, Ltd.	87,300	2,047,913
Recruit Holdings Co., Ltd.	38,000	2,043,027
SoftBank Group Corp.	15,300	1,930,562
Asics Corp.	70,500	1,844,808
Fast Retailing Co., Ltd.	5,700	1,731,157
CyberAgent, Inc.	120,200	1,442,842
Keyence Corp.	3,700	1,378,475
Terumo Corp.	73,300	1,209,195
Sanrio Co., Ltd.	21,200	995,130
Sony Financial Group, Inc.[b]	180,000	199,615
Total Japan		49,258,178

Taiwan: 13.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	471,000	20,459,217

	Shares	Value
Delta Electronics, Inc.	107,000	$3,014,201
MediaTek, Inc.	55,000	2,385,336
Accton Technology Corp.	40,000	1,383,248
Alchip Technologies, Ltd.	11,000	1,263,626
ASPEED Technology, Inc.	4,000	665,290
Total Taiwan		29,170,918

South Korea: 10.8%
Samsung Electronics Co., Ltd.	131,604	7,889,703
Hanwha Aerospace Co., Ltd.	4,090	3,234,517
Kakao Corp.	65,315	2,781,042
Coupang, Inc.[b]	86,152	2,774,094
SK Hynix, Inc.	8,405	2,083,583
Samsung C&T Corp.	13,877	1,827,422
Samsung Biologics Co., Ltd.[b,c,d]	2,519	1,795,161
Hyundai Rotem Co., Ltd.	4,252	664,676
Park Systems Corp.	3,579	660,150
Total South Korea		23,710,348

India: 9.8%
Eternal, Ltd.[b]	1,430,420	5,251,266
MakeMyTrip, Ltd.[b]	30,896	2,891,865
Delhivery, Ltd.[b]	400,860	2,031,305
Bharti Airtel, Ltd.	90,150	1,906,627
Mahindra & Mahindra, Ltd.	40,781	1,573,928
ICICI Bank, Ltd.	103,553	1,569,371
HDFC Asset Management Co., Ltd.[c,d]	24,304	1,514,135
Reliance Industries, Ltd.	97,159	1,492,344
Bajaj Finance, Ltd.	114,361	1,286,731
Netweb Technologies India, Ltd.	20,923	860,984
Le Travenues Technology, Ltd.[b,d]	216,147	645,870
Cartrade Tech, Ltd.[b]	21,609	596,303
Total India		21,620,729

Singapore: 3.7%
Sea, Ltd. ADR[b]	35,322	6,313,101
Grab Holdings, Ltd. Class Ab	288,890	1,739,118
Total Singapore		8,052,219

Australia: 1.9%
Macquarie Group, Ltd.	15,049	2,184,363
CAR Group, Ltd.	79,556	1,934,864
Total Australia		4,119,227

Total Investments: 99.6%		218,716,853
(Cost $173,397,974)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		942,329
Net Assets: 100.0%		$219,659,182

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Matthews Asia Growth FundSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $13,919,271, which is 6.34% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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